Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brookfield Investment Funds
Entity Central Index Key	0001520738
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class A
Trading Symbol	BGLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.25%
[1]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	18.29	8.23	4.63
Class A (with sales charge)	12.70	7.18	4.12
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 188,986,921
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 725,189
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189

Holdings [Text Block]

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class C
Trading Symbol	BGLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$103	2.00%
[2]
Expenses Paid, Amount	$ 103
Expense Ratio, Percent	2.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	17.41	7.42	3.84
Class C (with sales charge)	16.41	7.42	3.84
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 188,986,921
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 725,189
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189

Holdings [Text Block]

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Infrastructure Fund
Class Name	Class I
Trading Symbol	BGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	1.00%
[3]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Total Return Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:
• Midstream: Positive security selection was primarily due to not owning several underperforming North American midstream operators.
• Gas Utilities: Relative outperformance was driven by an overweight position in an outperforming European gas infrastructure company.
Sector detractors to relative performance during the period included:
• Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.
• Towers: Security selection among U.S. tower operators detracted from relative returns.
POSITIONING
We believe utilities’ regulated business model and earnings stability support continued defensive qualities and attractive downside protection. However, looking ahead, we expect the sector’s defensive foundation to be complemented by emerging growth opportunities tied to rising power demand. Select transports subsectors face near-term softness as tariff uncertainty impairs business confidence and postpones investment decisions. That said, we continue to see potential opportunities driven by idiosyncratic dynamics. Within the communications sector, we have seen a reversal of sentiment as fundamentals appear to reach an inflection point. Lastly, within midstream energy, despite snapping the streak of 10 consecutive quarters of positive total return for the Alerian Midstream Energy Index, we believe the fundamental outlook for midstream energy has the potential to remain robust.

Top Contributors
↑	North American Midstream
↑	U.S. Gas Utilities

Top Detractors
↓	Electricity Transmission & Distribution
↓	U.S. Towers

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	18.56	8.52	4.88
MSCI World Index	16.76	15.09	11.23
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	7.66
Dow Jones Brookfield Global Infrastructure Index TR	24.11	9.82	5.92

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
Net Assets	$ 188,986,921
Holdings Count | $ / shares	38
Advisory Fees Paid, Amount	$ 725,189
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$188,986,921
Number of Portfolio Holdings	38
Portfolio Turnover	44%
Total Advisory Fees Paid	$725,189

Holdings [Text Block]

Top Holdings	(%)[1]
NextEra Energy, Inc.	5.9%
Union Pacific Corp.	5.6%
Williams Cos., Inc.	4.5%
Duke Energy Corp.	4.2%
National Grid PLC	4.2%
Xcel Energy, Inc.	4.0%
Canadian Pacific Kansas City Ltd.	3.8%
SBA Communications Corp.	3.7%
Cheniere Energy, Inc.	3.7%
Evergy, Inc.	3.4%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class A
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class A
Trading Symbol	BLRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$61	1.20%
[4]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.59	4.86	2.41
Class A (with sales charge)	7.22	3.85	1.91
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 111,729,904
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 343,689
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689

Holdings [Text Block]

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class C
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class C
Trading Symbol	BLRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$100	1.95%
[5]
Expenses Paid, Amount	$ 100
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.72	4.05	1.65
Class C (with sales charge)	10.72	4.05	1.65
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 111,729,904
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 343,689
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689

Holdings [Text Block]

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Listed Real Estate Fund
Class Name	Class I
Trading Symbol	BLRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$49	0.95%
[6]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:
• Hong Kong/China: Overweight positions in several outperforming retail and residential companies contributed to relative returns.
• U.S. Health Care: Positive security selection was driven by an overweight position in an outperforming diversified health care landlord. Not owning several underperforming stocks focused on senior housing and life sciences also contributed to relative performance.
• U.S. Specialty: A non-index position in a communications infrastructure company outperformed.
Conversely, regional detractors during the period included:
• Japan: Underweight exposure to an outperforming developers detracted from relative performance during the period.
• U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last couple years, investor sentiment appears to be more sensitive to near-term headlines.
• U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.
POSITIONING
On a year-to-date basis, we have seen listed real estate fare relatively well, compared with broader equities. The asset class’s relative strength comes despite headwinds from trade policy, economic growth and the direction of inflation and interest rates.
Over the longer term, we maintain our constructive stance on the potential for the asset class to deliver positive returns—both absolute and relative to equities broadly. Real estate remains supported by attractive valuations and limited new supply, with positive demand drivers across most property types.

Top Contributors
↑	Hong Kong/China
↑	U.S. Health Care
↑	U.S. Specialty

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Residential

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	12.72	5.10	2.66
MSCI World Index	16.76	15.09	11.23
FTSE EPRA Nareit Developed Index	11.18	5.10	3.17

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
Net Assets	$ 111,729,904
Holdings Count | $ / shares	53
Advisory Fees Paid, Amount	$ 343,689
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$111,729,904
Number of Portfolio Holdings	53
Portfolio Turnover	71%
Total Advisory Fees Paid	$343,689

Holdings [Text Block]

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Equinix, Inc.	6.1%
Extra Space Storage, Inc.	5.1%
AvalonBay Communities, Inc.	4.7%
Mitsui Fudosan Co. Ltd.	3.5%
EastGroup Properties, Inc.	3.4%
British Land Co. PLC	3.4%
Essential Properties Realty Trust, Inc.	3.3%
Digital Realty Trust, Inc.	3.1%
VICI Properties, Inc.	3.1%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Brookfield Global Renewables & Sustainable Infrastructure Fund
Class Name	Class I
Trading Symbol	GRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brookfield Global Renewables & Sustainable Infrastructure Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund. You can also request this information by contacting us at 855-244-4859.
Material Fund Change Notice [Text Block]	This report describes planned changes to the Fund that will occur during the fiscal year ending December 31, 2025.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$55	1.00%
[7]
Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the six-month period ended June 30, 2025, the Fund outperformed the MSCI World Index.
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors to returns:
• Sustainable Solutions: Outperforming positions in a gas turbine manufacturer and a heating, ventilation and air conditioning (HVAC) company contributed positively.
• Electricity Infrastructure: Positive returns among European integrated utilities contributed to performance during the period.
• Circular Economy: A Brazilian waste treatment company and a U.K. water utility contributed positively within the subsector.
Detractors from returns:
• Electricity Infrastructure: Select positions to U.S. Midwest utilities lagged during the period.
• Circular Economy: A U.S. waste company and a U.S. water utility detracted from returns during the period.
POSITIONING
We believe the transition toward cleaner and more reliable energy is on track to continue in 2025. In the U.S., policies to encourage clean power and decarbonization efforts enjoy bipartisan support given the thousands of new related jobs that have been created. Meanwhile, countries outside the U.S. continue to push forward with their transition policies.

Among global technology companies investing in data centers, semiconductor chips and artificial intelligence (AI) applications, access to reliable, cost-effective power is increasingly challenging. Corporate off-takers continue to source renewable power generation, given its position as the most cost competitive source of bulk power in most markets, regardless of incentive schemes.

In our view, this has the potential to support next generation infrastructure equities, which we believe appear mispriced amid outsized concerns from higher interest rates and policy uncertainty.

We also continue to highlight the importance of diversity within this nuanced investment universe. Beyond the electron, the universe includes waste management companies tied to the concept of a circular economy. We believe these companies have shown their ability to provide diversification to a transition thematic portfolio.

Top Contributors
↑	Sustainable Solutions: Gas turbine manufacturers.
↑	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC).

Top Detractors
↓	Electricity Infrastructure: Select positions to U.S. utilities
↓	Circular Economy: A U.S. waste company and a U.S. water utility.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	20.84	8.39	8.73
MSCI World Index	16.76	15.09	13.73
FTSE Global Core Infrastructure 50/50 Total Return Index	18.01	9.02	6.00
S&P Global Clean Energy Transition Index	-0.61	2.38	4.83

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2025
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund for more recent performance information.
Net Assets	$ 65,016,422
Holdings Count | $ / shares	31
Advisory Fees Paid, Amount	$ 156,210
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$65,016,422
Number of Portfolio Holdings	31
Portfolio Turnover	36%
Total Advisory Fees Paid	$156,210

Holdings [Text Block]

Top Holdings	(%)[1]
SSE PLC	6.4%
Iberdrola SA	5.6%
NextEra Energy, Inc.	4.5%
Enel SpA	4.4%
Xcel Energy, Inc.	4.4%
Public Service Enterprise Group, Inc.	4.1%
TXNM Energy, Inc.	4.1%
Schneider Electric SE	4.0%
GE Vernova, Inc.	3.9%
Entergy Corp.	3.9%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of planned changes to the Fund since January 1, 2025.
On July 28, 2025, the Board of Trustees approved a change in the Fund’s name and principal investment strategies, including the Fund’s 80% policy. Effective September 30, 2025, the Fund’s name will change from “Brookfield Global  Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,” and the Fund’s 80% policy will change from investing in publicly traded equity securities of global renewables and sustainable infrastructure (GRSI) companies to investing in publicly traded equity securities of infrastructure companies.
For more complete information, you may review the Fund’s prospectus supplement dated July 29, 2025 and the Fund’s next prospectus, which we expect to be available by September 30, 2025, at  https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund, or upon request at 855-244-4859.

Updated Prospectus Phone Number	855-244-4859
Updated Prospectus Web Address	https://www.brookfieldoaktree.com/fund/brookfield-global-renewables-sustainable-infrastructure-fund
Class A
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class A
Trading Symbol	OEQAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$65	1.20%
[8]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in South Africa and Mexico, combined with our underweight allocations to India and Taiwan. Meanwhile, our overweight exposure to Turkey had a negative impact on our performance.
At the sector level, our stock selection among materials contributed the most to our performance, while our selection among consumer staples was the biggest detractor.
POSITIONING
Currently, our largest overweights by country are China and Turkey (albeit on an absolute basis, our Turkey exposure is still small), while Taiwan and India are our largest underweights due to valuation concerns. However, we’re still highly engaged in these markets and are actively doing the work to ensure readiness when more attractive entry points emerge. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials. Within the industrials sector, we’re particularly excited about the power equipment segment, which is benefiting from structural power demand driven by both cyclical replacement and new capacity growth globally.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	South Africa Selection
↑	Mexico Selection
↑	Materials Selection

Top Detractors
↓	Turkey Overweight
↓	Consumer Staples Selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	17.38	6.89
Class A (with sales charge)	11.74	5.22
MSCI Emerging Markets Net Total Return (USD) Index	15.29	9.34

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 261,027,343
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 763,515
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$261,027,343
Number of Portfolio Holdings	78
Portfolio Turnover	62%
Total Advisory Fees Paid	$763,515

Holdings [Text Block]

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Tencent Holdings Ltd.	6.2%
iShares MSCI India ETF	4.7%
Alibaba Group Holding Ltd.	4.7%
Anglogold Ashanti PLC	4.6%
Samsung Electronics Co. Ltd.	3.7%
Reliance Industries Ltd.	2.4%
Contemporary Amperex Technology Co. Ltd. - Class H	2.3%
Alpha Bank SA	2.2%
Fresnillo PLC	2.2%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds
Class I
Shareholder Report [Line Items]
Fund Name	Oaktree Emerging Markets Equity Fund
Class Name	Class I
Trading Symbol	OEQIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at 855-244-4859.
Additional Information Phone Number	855-244-4859
Additional Information Website	https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$52	0.95%
[9]
Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 6-month period ended June 30, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Net Total Return (USD) Index.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in South Africa and Mexico, combined with our underweight allocations to India and Taiwan. Meanwhile, our overweight exposure to Turkey had a negative impact on our performance.
At the sector level, our stock selection among materials contributed the most to our performance, while our selection among consumer staples was the biggest detractor.
POSITIONING
Currently, our largest overweights by country are China and Turkey (albeit on an absolute basis, our Turkey exposure is still small), while Taiwan and India are our largest underweights due to valuation concerns. However, we’re still highly engaged in these markets and are actively doing the work to ensure readiness when more attractive entry points emerge. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials. Within the industrials sector, we’re particularly excited about the power equipment segment, which is benefiting from structural power demand driven by both cyclical replacement and new capacity growth globally.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	South Africa Selection
↑	Mexico Selection
↑	Materials Selection

Top Detractors
↓	Turkey Overweight
↓	Consumer Staples Selection

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	17.54	-1.49
MSCI Emerging Markets Net Total Return (USD) Index	15.29	-0.43

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.brookfieldoaktree.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
Net Assets	$ 261,027,343
Holdings Count | $ / shares	78
Advisory Fees Paid, Amount	$ 763,515
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)

Total Net Assets	$261,027,343
Number of Portfolio Holdings	78
Portfolio Turnover	62%
Total Advisory Fees Paid	$763,515

Holdings [Text Block]

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Tencent Holdings Ltd.	6.2%
iShares MSCI India ETF	4.7%
Alibaba Group Holding Ltd.	4.7%
Anglogold Ashanti PLC	4.6%
Samsung Electronics Co. Ltd.	3.7%
Reliance Industries Ltd.	2.4%
Contemporary Amperex Technology Co. Ltd. - Class H	2.3%
Alpha Bank SA	2.2%
Fresnillo PLC	2.2%

Updated Prospectus Web Address	https://brookfield.onlineprospectus.net/Brookfield/funds

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